Income Taxes (Details)	12 Months Ended
Dec. 31, 2025 MYR (RM)
Income Taxes [Line Items]
Paid up capital	RM 50,000,000
Malaysia [Member]
Income Taxes [Line Items]
Income tax rate	24.00%
Paid up capital	RM 2,500,000
Business tax rate	17.00%
Gross income from business first amount	RM 600,000
Gross income from business first rate	24.00%